BORROWINGS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 12,240	$ 25,968	$ 51,386	$ 0
Centro para el Desarrollo Tecnológico Industrial (Spain)
Disclosure of detailed information about borrowings [line items]
Borrowings	1,484	0
Banco Santander (Spain)
Disclosure of detailed information about borrowings [line items]
Borrowings	850	0
Banco Supervielle (Argentina)
Disclosure of detailed information about borrowings [line items]
Borrowings	71	188
Banco Santander (Argentina)
Disclosure of detailed information about borrowings [line items]
Borrowings	9,835	0
HSBC Bank and Citibank - Syndicated loan (United States)
Disclosure of detailed information about borrowings [line items]
Borrowings	0	25,028
Banco ICBC (Argentina)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0	$ 752